Income taxes and deferred taxes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes and deferred taxes
Current tax income/(expense)	€ (1,179,000)	€ (2,984,000)	€ (104,000)
Deferred tax income/(expense)	10,000	4,000	11,000
Total Income tax income/(expense)	€ (1,169,000)	€ (2,980,000)	€ (93,000)